Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 2,501	$ 1,552
Redeemable convertible preferred units, shares authorized (in shares)		48,447,880
Redeemable convertible preferred units, shares issued (in shares)		48,447,880
Redeemable convertible preferred units, shares outstanding (in shares)	0	48,447,880
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000
Common stock, shares issued (in shares)	65,191,907	1,000
Common stock, shares outstanding (in shares)	65,191,907	1,000
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	57,490,881
Common stock, shares outstanding (in shares)	57,490,881
Class C Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000
Common stock, shares issued (in shares)	14,586,173
Common stock, shares outstanding (in shares)	14,586,173